Apr. 29, 2017
02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-09 | Medical Equipment and Systems Portfolio
  The fund normally invests at least 80% of its assets in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment, devices, and related technologies, companies enabling drug discovery, and companies providing information technology services primarily to health care providers.